Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Schedule of inputs to model to unwind deferred revenue

Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Key inputs into the model are:
Key input	Estimate at year end	Further information
Estimated financing rate over life of arrangement	4.6% - 5.2%	Rate applied to discount the palladium and gold stream
Remaining life of stream	Approximately 83 years	The life of the stream is based on the approved life-of-mine for the US PGM operations, plus 50% of inferred resources, resulting in approximately 83 years of remaining life of the stream.
Palladium entitlement percentage	4.5%
The palladium entitlement percentage will be either 4.5%, 2.25% or 1% over the life of the mine, depending on whether or not the advance has been fully reduced, and a certain number of contractual ounces have been delivered (375,000 ounces for the first trigger drop down to 2.25%and 550,000 ounces for the second trigger drop down rate to 1%).

Gold entitlement percentage	100%	The gold entitlement percentage will be 100% over the life of the mine.
Monthly cash percentage	18%
The monthly cash payment to be received is 18%, 16%, 14% or 10% of the market price of the metal credit delivery to Wheaton International while the advance is not fully reduced. After the advance has been fully reduced, the cash percentage is
22%, 20%, 18% or 14%. The percentage applicable depends on the investment grade of the Group and its leverage ratio. As long as Sibanye-Stillwater’s current investment grade condition as stipulated in the contract remains, the monthly cash percentage decreases if the Group’s leverage ratio increases above 3.5:1. The balance of the ounces in the monthly delivery (i.e. 100%-18%= 82%) is then used to determine the utilisation of the deferred revenue balance.

Commodity prices	Five day simple average calculated the day before delivery	The value of each metal credit delivery is determined in terms of the contract.

Schedule of changes in deferred revenue	The following table summarises the changes in deferred revenue:

Figures in million - SA rand	Notes	2024	2023	2022
Balance at beginning of the year		6,632	6,420	6,360
Deferred revenue recognised on acquisition of subsidiary	16.1	120	198	—
Deferred revenue advance received[1]		3,307	935	24
Deferred revenue recognised during the period[2]		(1,768)	(1,252)	(290)
Interest charge	5.2	371	327	326
Foreign currency translation		(19)	4	—
Balance at the end of the year		8,643	6,632	6,420
Reconciliation of the deferred revenue transactions balance at year end:
Wheaton Stream		6,164	6,327	6,420
Gold prepay		1,626	—	—
Chrome prepay		733	—	—
Century deferred proceeds[3]		—	305	—
Reldan deferred proceeds[3]		120	—	—
Balance at the end of the year		8,643	6,632	6,420

Reconciliation of the non-current and current portion of the deferred revenue:
Deferred revenue		8,643	6,632	6,420
Current portion of deferred revenue		(1,660)	(305)	(21)
Non-current portion of deferred revenue		6,983	6,327	6,399
1The amount received for the year ended 31 December 2024 relates to Century deferred proceeds, amounting to cash receipts of R366 million (2023: R935 million) and
Reldan deferred proceeds amounting R243 million. The amount received also includes the cash prepayments received in respect of the gold prepay and chrome prepay amounting to R1,793 million and R905 million, respectively. The amount received for 31 December 2022 relates to the toll treatment arrangement entered into by
Marikana, representing cash receipts of R24 million
2Revenue recognised during the year of R1,768 million relates to R455 million recognised on the Wheaton Stream (2023: R392 million, 2022: R198 million), R662 million(2023:
R860 million) recognised in respect of Century deferred proceeds, R245 million recognised in respect of Reldan deferred proceeds, R234 million recognised on the gold prepay and R172 million recognised on the chrome prepay. The remaining revenue recognised relates to R92 million recognised for the year ended 31 December 2022 on material received during 2021 with respect to the toll treatment arrangement entered into by Marikana during 2021
3The deferred proceeds relate to agreements with limited customers of Century and Reldan where proceeds for products are received in advance. Delivery of sold product to customers is made between one and two months after receipt of the proceeds